Redeemable Convertible Preferred Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Redeemable Convertible Preferred Shares

5. Redeemable Convertible Preferred Shares

Class C Preferred Unit Financing

In March 2017, the Company issued and sold 24,326,470 Class C preferred units at a price of $1.7749 per unit for proceeds of $43.0 million, net of issuance costs of $0.2 million. The sale of Class C preferred units met the definition of a qualified financing under the 2016 bridge unit agreements.

The Company issued 5,321,112 Class C preferred units upon the conversion of the 2016 bridge units in the amount of $8.5 million, at a conversion price of $1.60 per unit, which represented a discount of 10% to the price per unit paid by other investors in the Class C preferred unit financing. The conversion was accounted for as an extinguishment for accounting purposes. Accordingly, the Company recorded the Class C preferred units issued upon conversion of the 2016 bridge units at their aggregate fair value of $9.4 million and recorded a corresponding adjustment to extinguish the then-current carrying value of the 2016 bridge units of $8.5 million and the then-current fair value of the derivative liability related to the contingent prepayment option associated with the 2016 bridge units of $0.9 million (see Note 3). There was no gain or loss recognized upon the extinguishment.

In July 2017 the Company sold to its Chief Financial Officer 61,880 shares of the Company’s Series C preferred stock at a price of $1.7749 per share, for proceeds of $0.1 million.

Shares of Preferred Stock of Spero Therapeutics, Inc. Issued upon the Reorganization

Prior to the Reorganization, the operating agreement of Spero Therapeutics, LLC, as amended and restated, provided for the issuance of Junior preferred units, Class A preferred units, Class B preferred units and bridge units, but did not specify an authorized number of each for issuance. Subsequent to the Company’s Reorganization on June 30, 2017 (see Note 1), the Company’s amended and restated certificate of incorporation authorized the issuance of 43,297,267 shares of preferred stock, par value $0.001 per share, and holders of outstanding preferred units of Spero Therapeutics, LLC exchanged their units for preferred stock of Spero Therapeutics, Inc. on a one-for-one basis. The rights and preferences of each class of stock were the same both before and after the Reorganization. On October 20, 2017, the Company effected a one-for-6.0774 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion rations for each series or the Company’s Preferred Stock. Upon the closing of the Company’s IPO in November 2017, all of the then outstanding convertible preferred shares automatically converted into shares of common stock.

6. Redeemable Convertible Preferred Shares

As of December 31, 2016, the operating agreement of Spero Therapeutics, LLC, as amended and restated, provided for the issuance of Junior preferred units, Class A preferred units, Class B preferred units and bridge units, but did not specify an authorized number of each for issuance. Subsequent to the Reorganization (see Note 1), the Company’s amended and restated certificate of incorporation authorized the issuance of 43,297,267 shares of preferred stock, par value $0.001 per share.

2015 Bridge Units

In January 2015, the Company issued and sold 8,000 bridge units to existing investors at a price of $1,000 per unit for gross proceeds of $8.0 million (the “2015 bridge units”). The bridge units did not have any stated rate of return and were automatically convertible into the same type of units issuable upon a qualified financing at a discount of either 20.0% or 25.0% to the per unit price paid by investors in a qualified financing, depending on the timing of such financing. The Company classified this contingent prepayment option as a derivative liability on its consolidated balance sheet on the date of issuance (see Note 3), and the fair value of contingent prepayment option on the date of issuance of $2.3 million was recorded as both a derivative liability and as a reduction to the carrying value of the bridge units.

Class A Preferred Unit Financing

In June 2015, the Company issued and sold 1,923,076 Class A preferred units at a price of $3.90 per unit for proceeds of $7.3 million, net of issuance costs of $0.2 million. The sale of Class A preferred units met the definition of a qualified financing under the 2015 bridge unit agreements.

As a condition to the June 2015 Class A preferred unit financing, the Company and the holders of the 2015 bridge units agreed to reduce the previously agreed-upon discount to the per unit conversion price from 20% to 10% of the price to be paid for the sale of Class A preferred units of $3.90 per unit. Accordingly, the Company issued 2,279,202 Class A preferred units upon the conversion of the 2015 bridge units in the amount of $8.0 million, at a conversion price of $3.51 per unit. The conversion was accounted for as an extinguishment for accounting purposes. Accordingly, the Company recorded the Class A preferred units issued upon conversion of the 2015 bridge units at their aggregate fair value of $8.9 million and recorded a corresponding adjustment to extinguish the then-current carrying value of the 2015 bridge units of $8.0 million and the then-current fair value of the derivative liability related to the contingent prepayment option associated with the 2015 bridge units of $0.9 million (see Note 3). There was no gain or loss recognized upon the extinguishment.

The Class A preferred unit financing included a provision for the issuance of an additional 3,295,455 Class A preferred units at a price of $4.40 per unit in exchange for gross proceeds of $14.5 million in the event the Company achieved a regulatory milestone. The Company classified this tranche right as a derivative liability on its consolidated balance sheet on the date of issuance, and the fair value of tranche right on the date of issuance of $2.4 million was recorded as both a derivative liability and as a reduction to the carrying value of the Class A preferred units. Upon issuance of the Class B preferred units in February 2016, the tranche right was cancelled (see Note 3).

Class B Preferred Unit Financing

In February 2016, the Company issued and sold 5,909,089 Class B preferred units at a price of $4.40 per unit for proceeds of $25.9 million, net of issuance costs of $0.1 million.

The Class B preferred unit financing included a provision for the issuance of an additional 1,609,846 Class B preferred units at a price of $5.28 per unit in exchange for gross proceeds of $8.5 million in the event the Company achieved a regulatory milestone. The Company classified this tranche right as a derivative liability on its consolidated balance sheet on the date of issuance, and the fair value of the tranche right on the date of issuance of $0.9 million was recorded as both a derivative liability and as a reduction to the carrying value of the Class B preferred units.

2016 Bridge Units

The regulatory milestone related to the Class B tranche right was achieved in the fourth quarter of 2016; however, the Company and the holders of the Class B preferred units agreed to replace the second closing of Class B preferred units with the issuance of bridge units that would be convertible in the next qualified financing at a 10% discount. Accordingly, in December 2016, the Company issued and sold 8,500 bridge units to existing investors at a price of $1,000 per unit for gross proceeds of $8.5 million (the “2016 bridge units”). Upon issuance of the 2016 bridge units, the fair value of the derivative liability associated with the Class B tranche right of $0.3 million was settled, resulting in a decrease to the carrying value of the derivative liability and an increase to the carrying value of the 2016 bridge units (see Note 3). The bridge units did not provide for any stated rate of return and were automatically convertible into the same type of units issuable upon a qualified financing at a 10% discount to the per unit price paid by investors in a qualified financing. The Company classified this contingent prepayment option as a derivative liability on its consolidated balance sheet on the date of issuance, and the fair value of the contingent prepayment option on the date of issuance of $0.9 million was recorded as both a derivative liability and as a reduction to the carrying value of the bridge units.

Class C Preferred Unit Financing

In March 2017, the Company issued and sold 24,326,470 Class C preferred units at a price of $1.7749 per unit for proceeds of $43.0 million, net of issuance costs of $0.2 million. The sale of Class C preferred units met the definition of a qualified financing under the 2016 bridge unit agreements.

The Company issued 5,321,112 Class C preferred units upon the conversion of the 2016 bridge units in the amount of $8.5 million, at a conversion price of $1.60 per unit, which represented a discount of 10% to the price per unit paid by other investors in the Class C preferred unit financing. The conversion was accounted for as an extinguishment for accounting purposes. Accordingly, the Company recorded the Class C preferred units issued upon conversion of the 2016 bridge units at their aggregate fair value of $9.4 million and recorded a corresponding adjustment to extinguish the then-current carrying value of the 2016 bridge units of $8.5 million and the then-current fair value of the derivative liability related to the contingent prepayment option associated with the 2016 bridge units of $0.9 million (see Note 3). There was no gain or loss recognized upon the extinguishment.

In July 2017 the Company sold to its Chief Financial Officer 61,880 shares of the Company’s Series C preferred stock at a price of $1.7749 per share, for proceeds of $0.1 million.

Shares of Preferred Stock of Spero Therapeutics, Inc. Issued upon the Reorganization

On June 30, 2017, pursuant to the terms of the Reorganization (see Note 1), holders of outstanding preferred units of Spero Therapeutics, LLC exchanged their units for preferred stock of Spero Therapeutics, Inc. on a one-for-onebasis. The rights and preferences of each class of stock (as described below) were the same both before and after the Reorganization. Upon the closing of the Company’s IPO in November 2017, all of the then outstanding convertible preferred shares automatically converted into shares of common stock (see Note 7).

The Junior preferred stock, the Series A preferred stock, the Series B preferred stock and the Series C preferred stock are collectively referred to as the “Preferred Stock”. The holders of the Preferred Stock have the following rights and preferences:

Voting

The holders of Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. The holders of Preferred Stock are entitled to the number of votes equal to the number of common shares into which each such share of Preferred Stock could convert.

Conversion

Each share of Preferred Stock is convertible at the option of the holder at any time after the date of issuance. Each share of Preferred Stock would be automatically converted into shares of common stock at the applicable conversion ratio then in effect (i) upon the closing of a firm commitment public offering with at least $50.0 million of proceeds to the Company or (ii) upon the written consent of the holders of at least 60% of the then-outstanding shares of Series B and Series C preferred stock, voting together as a single class.

The conversion ratio of each series of Preferred Stock is determined by dividing the Original Issue Price of each series by the Conversion Price of each series. The Original Issue Price is $1.00 per share for Junior preferred stock, $3.90 per share for Series A preferred stock, $4.40 per share for Series B preferred stock and $1.7749 per share for Series C preferred stock. The Conversion Price at issuance was $6.0774 per share for Junior preferred stock, $23.7019 per share for Series A preferred stock, $26.7406 per share for Series B preferred stock and $10.7868 per share for Series C preferred stock, subject to appropriate adjustment in the event of any stock split, stock dividend, combination or other similar recapitalization and other adjustments as set forth in the Company’s certificate of incorporation, as amended and restated. In March and July 2017, as a result of the issuances of Series C preferred stock at a price per share less than the Series A and Series B preferred stock Conversion Price, the Conversion Price for each of Series A and Series B preferred stock was adjusted according to their terms. Prior to the Company’s Reorganization in June 2017, the Conversion Price of Series A and Series B preferred stock was $15.5715 per share and $16.7256 per share, respectively. The Conversion Price for Junior preferred stock was not adjusted according to its terms. In July 2017, after the consummation of the Reorganization, the Company sold to its Chief Financial Officer 61,880 shares of the Company’s Series C preferred stock at a price of $1.7749 per share, for proceeds of $0.1 million. Because the price per share of the Series C preferred stock in this transaction was lower than the Conversion Price of the Company’s Series A and Series B preferred stock, in accordance with the Company’s certificate of incorporation, as amended and restated, the Conversion Price of Series A preferred stock was adjusted from $15.5715 to $15.5654 per share and the Conversion Price of Series B preferred stock was adjusted from $16.7256 to $16.7177 per share. The Conversion Price for Junior preferred stock was not adjusted according to its terms.

On October 20, 2017, the Company effected a one-for-6.0774 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion rations for each series or the Company’s Preferred Stock. Upon the closing of the Company’s IPO in November 2017, the Company’s outstanding preferred shares automatically converted into shares of common stock.

Dividends

Holders of the Series A, Series B and Series C preferred stock are entitled to receive, out of funds legally available, cumulative dividends at an annual rate of 8%, compounded annually, when and if declared by the board of directors. Holders of the Junior preferred stock are entitled to receive, out of funds legally available, noncumulative dividends at an annual rate of 5%, when and if declared by the board of directors. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on common stock payable in common stock, unless the holders of the Series C preferred stock first receive, or simultaneously receive, a dividend on each outstanding share of Series C preferred stock to which they are entitled. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on shares of Series C preferred stock and dividends on common stock payable in common stock, unless the holders of the Series B preferred stock first receive, or simultaneously receive, a dividend on each outstanding share of Series B preferred stock to which they are entitled. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on shares of Series B preferred stock or Series C preferred stock and dividends on common stock payable in common stock, unless the holders of the Series A preferred stock first receive, or simultaneously receive, a dividend on each outstanding share of Series A preferred stock to which they are entitled. The Company may not declare, pay or set aside any dividends on shares of any other series of capital stock of the Company, other than dividends on shares of Series A, Series B or Series C preferred stock and dividends on common stock payable in common stock, unless the holders of the Junior preferred stock first receive, or simultaneously receive, a dividend on each outstanding share of Junior preferred stock to which they are entitled. Through December 31, 2017 and 2016, no cash dividends have been declared or paid by the Company’s board of directors.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company or Liquidating Event (as described below), the holders of shares of Preferred Stock will receive, in preference to the common stockholders, an amount equal to the greater of (i) the Original Issue Price per share of the respective share of preferred stock, plus all dividends declared but unpaid on such shares or (ii) the amount the holders would receive if the Preferred Stock were converted into common stock prior to such liquidation event. If, upon any such liquidation event, the assets of the Company available for distribution are insufficient to permit payment in full to the holders of Preferred Stock, the holders of the Series C preferred stock are entitled to receive such amount prior to and in preference of the holders of the Series B, Series A, Junior preferred stock and common stock. After payment in full to holders of Series C preferred stock, the holders of the Series B preferred stock are entitled to receive such amount prior to and in preference of the holders of the Series A, Junior preferred stock and common stock. After payment in full to holders of Series C and Series B preferred stock, the holders of the Series A preferred stock are entitled to receive such amount prior to and in preference of the holders of the Junior preferred stock and common stock. After payment in full to holders of Series C, Series B and Series A preferred stock, the holders of the Junior preferred stock are entitled to receive such amount prior to and in preference of the holders of the common stock. In the event that the assets available for distribution to the Company’s stockholders are not sufficient to permit payment to any class of holders in order of preference and in the full amount to which they are entitled, the assets available for distribution are distributed on a pro rata basis. In addition, solely if (i) proceeds are received in connection with the sale or merger of Spero Potentiator, Inc. and (ii) contracted distribution thresholds in relation to anti-dilution clauses are satisfied, then distributions to the Series A holders shall be made until their Adjusted Potentiator Shortfall Amount, as defined, is met, after payments to Series C and Series B preferred stock have been made in full but prior to and in preference of the holders of the Junior preferred stock and common stock. After the payment of all preferential amounts to the holders of the Preferred Stock then, to the extent available, the remaining assets available for distribution shall be distributed among the holders of the Preferred Stock and common stock ratably in proportion to the number of shares of stock held as converted to common stock.

Unless the holders of 60% of the then-outstanding shares of Series B and Series C preferred stock, voting together as a single class, and holders of 60% of the then-outstanding shares of Series C preferred stock elect otherwise, a Liquidating Event shall include a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Redemption

At any time on or after February 1, 2021, shares of each of the Junior preferred stock, Series A, Series B and Series C preferred stock are subject to mandatory redemption by the Company in three equal annual installments beginning 60 days after receipt of a notice of redemption from the holders of at least 60% of the combined voting power of the holders of the outstanding Series B and Series C preferred stock, voting as a single class at the Original Issue Price, subject to appropriate adjustment for any stock splits, stock dividends, combinations or any other similar recapitalization affecting such shares, plus any dividends declared but unpaid thereon plus cumulative dividends. If, upon any such redemption, the assets of the Company available for distribution are insufficient to permit payment in full to the holders of Preferred Stock, the holders of the Series C preferred stock are entitled to receive such amount prior to and in preference of the holders of the Series B, Series A and Junior preferred stock. After payment in full to holders of Series C preferred stock, the holders of the Series B preferred stock are entitled to receive such amount prior to and in preference of the holders of the Series A and Junior preferred stock. After payment in full to holders of Series C and Series B preferred stock, the holders of the Series A preferred stock are entitled to receive such amount prior to and in preference of the holders of the Junior preferred stock. In the event that the assets are not sufficient to permit payment of the redemption amount to any class of holders in order of preference and in the full amount to which they are entitled, the assets available for distribution are distributed on a pro rata basis.